Contents of Significant Accounts - Non-controlling Interests (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Equity [abstract]
Beginning balance	$ 343,679		$ 223,181	$ 113,356
Impact of retroactive applications	0		(66,089)	0
Adjusted beginning balance	343,679		157,092	113,356
Net income (loss)	450,184	$ 14,702	819,960	(668,245)
Other comprehensive income (loss)	(14)		8	(19)
Share-based payment transactions	5,817		1,490	0
Changes in subsidiaries' ownership	456		(1,339)	(11,126)
Non-Controlling Interests	4,187		5,456	23,430
Derecognition of the non-controlling interests	(463,450)		(638,988)	765,785
Ending balance	$ 340,859	$ 11,132	$ 343,679	$ 223,181